Income Taxes - Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal			$ 28,856	$ 19,984	$ 16,687
State			1,634	(493)	4,323
Foreign			8,058	3,578	0
Total current			38,548	23,069	21,010
Deferred:
Federal			(7,268)	(2,247)	(5,962)
State			(861)	126	(869)
Foreign			332	0	0
Total deferred			(7,797)	(2,121)	(6,831)
Income tax expense	$ 2,574	$ 6,129	$ 30,751	$ 20,948	$ 14,179